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                                                           [LETTERHEAD OF AEGON]

September 10, 1998

VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Providian Life and Health Insurance Company Separate Account V - Personal Manager Variable Annuity
     File No. 33-72838, 811-6564, CIK 884067
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Providian Life and Health Insurance Company Separate Account V, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report for the following underlying management investment companies: Variable Insurance Products Fund, Variable Insurance Products Fund II, Dreyfus Variable Investment Fund and Strong Variable Insurance Products Funds. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act, the following semi-annual reports were filed with the Commission via EDGAR on the dates indicated:

 .  Variable Insurance Products Fund (CIK: 356494) filed August 21, 1998
 . Variable Insurance Products Fund II (CIK: 831016) filed August 21, 1998 . Dreyfus Variable Investment Fund (CIK: 813383) filed August 24, 1998
 .  Strong Variable Insurance Products Funds (CIK: 883644) filed
   August 31, 1998

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

/s/ Gregory E. Miller-Breetz

Gregory E. Miller-Breetz
Assistant General Counsel